Long-term incentive plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Total salary and other employee expenses	$ 154,026	$ 164,909	$ 135,440